Other Long-Lived Assets, Net (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule of Other Assets [Line Items]
Prepaid license fee	¥ 6,515,200	$ 947,597	¥ 6,515,200
Other	0	0	6,220
Total	¥ 6,515,200	$ 947,597	¥ 6,521,420